Document and Entity Information	Jan. 26, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001804745
Document Type	8-K
Document Period End Date	Jan. 26, 2023
Entity Registrant Name	DRIVEN BRANDS HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39898
Entity Tax Identification Number	47-3595252
Entity Address, Address Line One	440 South Church Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(704)
Local Phone Number	377-8855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DRVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false